LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT
Long-term debt consists of:

	March 31, 2016	December 31, 2015
	(In thousands)
Term Loan, final payment due November 16, 2022	$790,000	$800,000
6.75% Senior Notes due December 15, 2022 (the "Match Group Senior Notes"); interest payable each June 15 and December 15, which commences June 15, 2016	445,172	445,172
Total long-term debt	$1,235,172	$1,245,172
Less: Current portion of long-term debt	40,000	40,000
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,266	11,691
Less: Unamortized debt issuance costs	16,009	16,610
Total long-term debt, net of current maturities	$1,167,897	$1,176,871

The Match Group Senior Notes were issued on November 16, 2015, in connection with a private exchange offer to eligible holders to exchange any and all of IAC's 4.75% Senior Notes due December 15, 2022 (the "2012 Senior Notes") for Match Group Senior Notes issued by Match Group ("Match Exchange Offer"). Following the Match Exchange Offer, the Match Group and its subsidiaries were designated as unrestricted subsidiaries of IAC for purposes of the indentures governing IAC's 4.875% Senior Notes due November 30, 2018, the 2012 Senior Notes and the IAC Credit Facility. Following this designation, neither Match Group nor any of its subsidiaries guarantee any debt of IAC, or are subject to any of the covenants related to such debt.
The indenture governing the Match Group Senior Notes contains covenants that would limit the Company's ability to pay dividends or to make distributions and repurchase or redeem Match Group stock in the event a default has occurred or Match Group's leverage ratio (as defined in the indenture) exceeds 5.0 to 1.0. At December 31, 2015, there were no limitations pursuant thereto. There are additional covenants that limit the ability of the Company and its subsidiaries to, among other things, (i) incur indebtedness, make investments, or sell assets in the event the Company is not in compliance with the financial ratio set forth in the indenture, and (ii) incur liens, enter into agreements restricting the ability of the Company's subsidiaries to pay dividends, enter into transactions with affiliates and consolidate, merge or sell substantially all of their assets.
The Company, under a credit agreement, (the "Match Group Credit Agreement"), entered into in 2015, has a $500 million revolving credit facility (the "Match Group Credit Facility") that expires on October 7, 2020. At March 31, 2016 and December 31, 2015, there were no outstanding borrowings under the Match Group Credit Facility. The annual commitment fee on undrawn funds is currently 35 basis points, and is based on the leverage ratio most recently reported. Borrowings under the Match Group Credit Facility bear interest, at the Company's option, at a base rate or LIBOR, in each case plus an applicable margin, which is determined by reference to a pricing grid based on the Company's consolidated net leverage ratio. The terms of the Match Group Credit Facility require the Company to maintain a leverage ratio of not more than 5.0 to 1.0 and a minimum interest coverage ratio of not less than 2.5 to 1.0.
On November 16, 2015, the Company borrowed $800 million under the Match Group Credit Agreement in the form of a seven-year term loan (the "Term Loan"). Principal payments of $10 million under the Term Loan are due quarterly through maturity, at which point a final principal payment of $530 million will become due. Additionally, the Term Loan may require additional annual principal payments as part of an excess cash flow sweep provision, the amount of which is governed by the net secured leverage ratio. The Term Loan bears interest, at our option, at a base rate or LIBOR, plus 3.50% or 4.50%, respectively, with, in the case of LIBOR, a floor of 1.00%. Interest payments are due at least semi-annually through the term of the loan. The Term Loan and outstanding borrowings, if any, under the Match Group Credit Facility rank equally with each other, and have priority over the Match Group Senior Notes to the extent of the value of the assets securing the borrowings under the Match Group Credit Agreement.
There are additional covenants under the Match Group Credit Facility and the Term Loan that limit the ability of the Company and its subsidiaries to, among other things, incur indebtedness, pay dividends or make distributions. While the Term Loan remains outstanding, these same covenants under the Match Group Credit Agreement are more restrictive than the covenants that are applicable to the Match Group Credit Facility. Obligations under the Match Group Credit Facility and Term Loan are unconditionally guaranteed by certain Match Group wholly-owned domestic subsidiaries, and are also secured by the stock of certain Match Group domestic and foreign subsidiaries.

LONG-TERM DEBT
Long-term debt consists of:

	December 31,
	2015	2014
	(In thousands)
Term Loan, final payment due November 16, 2022	$800,000	$—
6.75% Senior Notes due December 15, 2022 (the "Match Group Senior Notes"); interest payable each June 15 and December 15, which commences June 15, 2016	445,172	—
3.57% Notes (a)	—	79,000
5.00% Note (a)	—	64,586
5.90% Note (a)	—	47,000
Total long-term debt	1,245,172	190,586
Less: Current portion of long-term debt	40,000	—
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,691	—
Total long-term debt, net of current maturities	$1,193,481	$190,586
______________________
(a) These related party notes were paid off in full prior to our IPO. See Note 17—Related Party Transactions.
On November 16, 2015, the Company completed a private exchange offer to eligible holders to exchange any and all of IAC's 4.75% Senior Notes due December 15, 2022 (the "2012 Senior Notes"), for up to $500 million aggregate principal amount of Match Group Senior Notes issued by the Company (the "Match Exchange Offer"). Match Group exchanged $445.3 million of IAC's 2012 Senior Notes for $445.2 million of Match Group Senior Notes pursuant to the Match Exchange Offer. Prior to the IPO, the Company and certain of its domestic subsidiaries were guarantors of IAC’s 4.875% Senior Notes due November 30, 2018 (the "2013 Senior Notes"), IAC's 2012 Senior Notes and IAC’s $300 million revolving credit facility (the "IAC Credit Facility"). Promptly following the closing of the Match Exchange Offer, the Company and its subsidiaries were designated as unrestricted subsidiaries of IAC for purposes of the indentures governing IAC's 2013 and 2012 Senior Notes and IAC's Credit Facility. Following the designation, neither Match Group nor any of its subsidiaries guaranteed any debt of IAC, or are subject to any of the covenants related to such debt.
The indenture governing the Match Group Senior Notes contains covenants that would limit the Company's ability to pay dividends or to make distributions and repurchase or redeem Match Group stock in the event a default has occurred or Match Group is not in compliance with the maximum leverage ratio of 5.0 to 1.0. At December 31, 2015, there were no limitations pursuant thereto. There are additional covenants that limit the ability of the Company and its subsidiaries to, among other things, (i) incur indebtedness, make investments, or sell assets in the event the Company is not in compliance with the financial ratio set forth in the indenture, and (ii) incur liens, enter into agreements restricting the ability of the Company's subsidiaries to pay dividends, enter into transactions with affiliates and consolidate, merge or sell substantially all of their assets.
On October 7, 2015, the Company entered into a credit agreement (the "Match Group Credit Agreement"), which provides for a five-year $500 million revolving credit facility (the "Match Group Credit Facility"). At December 31, 2015, there were no outstanding borrowings under the Match Group Credit Facility. The annual commitment fee on undrawn funds is currently 35 basis points, and is based on the leverage ratio most recently reported. Borrowings under the Match Group Credit Facility bear interest, at the Company's option, at a base rate or LIBOR, in each case plus an applicable margin, which is determined by reference to a pricing grid based on the Company's consolidated net leverage ratio. The terms of the Match Group Credit Facility require the Company to maintain a leverage ratio of not more than 5.0 to 1.0 and a minimum interest coverage ratio of not less than 2.5 to 1.0.
On November 16, 2015, the Company amended and restated the Match Group Credit Agreement to provide for an $800 million, seven-year term loan (the "Term Loan"). Principal payments of $10 million under the Term Loan are due quarterly through maturity, at which point a final principal payment of $530 million will become due. Additionally, the Term Loan may require additional annual principal payments as part of an excess cash flow sweep provision, the amount of which is governed by the net secured leverage ratio. The Term Loan bears interest, at our option, at the base rate or LIBOR, plus 3.50% or 4.50%, respectively, with, in the case of LIBOR, a floor of 1.00%. Interest payments are due no less than semi-annually through the term of the loan. The Term Loan and outstanding borrowings, if any, under the Match Group Credit Facility rank pari-passu with each other, and have priority over the Match Group Senior Notes.
There are additional covenants under the Match Group Credit Facility and the Term Loan that limit the ability of the Company and its subsidiaries to, among other things, incur indebtedness, pay dividends or make distributions. While the Term Loan remains outstanding, these same covenants under the Match Group Credit Agreement are more restrictive than the covenants that are applicable to the Match Group Credit Facility. Obligations under the Match Group Credit Facility and Term Loan are unconditionally guaranteed by certain Match Group wholly-owned domestic subsidiaries, and are also secured by the stock of certain Match Group domestic and foreign subsidiaries.
At any time prior to December 15, 2017, the Match Group Senior Notes may be redeemed at a redemption price equal to the sum of the principal amount thereof, plus accrued and unpaid interest and a make-whole premium. Thereafter, the Match Group Senior Notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%

Long-term debt maturities are as follows:

Years Ending December 31,	(In thousands)
2016	$40,000
2017	40,000
2018	40,000
2019	40,000
2020	40,000
2021	40,000
2022	1,005,172
Total	1,245,172
Less: Current portion of long-term debt	40,000
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,691
Total long-term debt, net of current maturities	$1,193,481